1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

April 16, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the form of Prospectus and Statement of Additional Information for the Legg Mason Permal Tactical Allocation Fund, a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A filed on April 9, 2009. That Post-Effective Amendment became effective automatically pursuant to Rule 485(b) under the 1933 Act on April 13, 2009.

If you have any questions or comments, please do not hesitate to call me at (202) 303-1262.

Very truly yours,

/s/ David Joire
David Joire

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Burton M. Leibert, Willkie Farr & Gallagher LLP

Mary C. Carty, Willkie Farr & Gallagher LLP

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